Other information - Non-cash (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid during the year for:
Interest	$ 24,084	$ 17,028
Cash received during the year for:
Interest	177	69
Non-cash transactions:
Addition of property, plant and equipment by means of finance leases	8,931	19,198
Decrease to property, plant and equipment upon investment contribution to affiliates and joint ventures	0	(362)
Increase in assets held for sale, offset by property, plant and equipment	4,276	9,281
Non-cash working capital exclusions:
Net increase in inventory due to transfer from property, plant and equipment	0	437
Net increase in accounts payable related to loans from affiliates and joint ventures	(13,500)	0
Net decrease in accrued liabilities related to conversion of bonus compensation to deferred stock units	639	223
Net (increase) decrease in accrued liabilities related to the current portion of deferred stock unit liability	(5,099)	1,725
Net increase in accrued liabilities related to taxes payable	(362)	0
Net (increase) decrease in accrued liabilities related to dividend payable	(961)	33
Operating activities:
Accounts receivable	(10,956)	(30,646)
Contract assets	(6,043)	(2,751)
Inventories	(5,354)	(11,243)
Contract costs	2,673	(704)
Prepaid expenses and deposits	(3,453)	(735)
Accounts payable	12,750	31,232
Accrued liabilities	(989)	13,681
Contract liabilities	(1,938)	1,837
Net changes in non-cash working capital	(13,310)	671
MLN
Non-cash working capital exclusions:
Net increase in accrued liabilities related to deferred consideration for acquisition of ML Northern	(5,002)	0
Non-cash working capital transactions related to acquisition of DGI and ML Northern
Increase in accounts receivable	4,068	0
Increase in prepaid expenses	30	0
Increase in accounts payable	(48)	0
Increase in accrued liabilities	(599)	0
DGI
Non-cash working capital transactions related to acquisition of DGI and ML Northern
Increase in accounts receivable	0	1,910
Increase in inventory	0	13,713
Increase in prepaid expenses	0	971
Increase in accounts payable	0	(3,591)
Increase in accrued liabilities	$ 0	$ (2,307)